Commitments and Contingencies - Debt Obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Expected repayment amount of debt obligation
Total debt obligations	¥ 180,000	¥ 49,800
Total borrowings obligations	660,000	¥ 585,000
Purchase obligations
1 – 12 months	308,399
13 – 24 months	81,380
Total	389,779
Commitment for Construction
Contractual Obligation
1 - 12 months	226,509
13 - 24 months	81,380
Total	307,889
Commitment to Purchase Delinquent Loans
Purchase obligations
1 – 12 months	81,890
Total	81,890
Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	2,533,250
13 – 24 months	903,571
Total debt obligations	3,436,821
Interest payments
1 – 12 months	92,565
13 – 24 months	52,981
Total interest payments	145,546
Borrowings Obligations
Expected repayment amount of debt obligation
1 – 12 months	94,336
1 - 12 months	811,455
1 - 12 months	946,643
13 – 24 months	94,336
13 - 24 months	113,644
25 – 36 months	94,336
25 - 36 months	110,177
more than 36 months	377,343
more than 36 months	404,867
Long-term borrowings	660,351
Total debt obligations	811,455
Total borrowings obligations	1,575,331
Interest payments
1 – 12 months	40,852
13 – 24 months	19,308
25 – 36 months	15,841
more than 36 months	27,524
Total interest payments	103,525
Liabilities to Other Funding Partners | Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	2,440,685
13 – 24 months	850,590
Total debt obligations	¥ 3,291,275